UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund

I Class Shares - LPCIX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about I Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, I Class Shares	$48	0.45%

How did the Fund perform in the last year?

The overweight to spread sectors and underweight allocation to US Treasuries aided relative performance over the year. Corporate spread sectors were the largest contributors of active performance led by security selection across Financial and Industrials. Despite heightened volatility mainly from interest rates, spreads were contained and tightened to near decade lows. Our overweight to mortgages has been based on attractive value relative to short dated corporates. At the same time, we view the allocation to MBS as a complementary dampener to spread volatility should corporate spreads experience stress. For example, as corporate spreads widened dramatically during early August, RMBS only widened by 2 basis points and outperformed corporate credit. While MBS continued to perform well versus UST for the balance of the third, corporate bonds found their footing and quickly recovered. The risk unwind was brief, but it demonstrated the value of having a conservative spread asset in portfolios that provides both income and downside protection. Furthermore, the dis-inversion of the yield curve was welcomed, and we closely monitor potential shifts in monetary policy as normalization will benefit our Mortgage-Backed holdings. Overall, investment grade corporates led the bulk of outperformance driven by security selection within Industrials and an overweight to Financials. In Non-Cyclicals, an overweight to Tobacco issuers and selection in Food & Beverage aided strong performance. Selection in Technology, particularly an underweight, helped relative performance. Communications was another segment with positive selection decisions. Earlier laggards in Media & Entertainment recovered from weakness, aiding relative performance. We missed the underweight to Cyclicals and higher beta segments benefitting from the broad market rally. In Utilities, our short duration bias weighed on relative performance as longer duration segments benefited from the rally in rates. In Financials, our overweight in shorter maturities within Banking was supported by GSIBs and Yankee banks, with positive contributions from Life Insurance and Brokerage/Asset Manager/Exchanges subsectors. A small allocation to High Yield securities, which competes strongly with investment grade peers, added strong relative performance, accounting for nearly 30% of total outperformance despite only a 2% allocation. In spite of high interest rates, CMBS had a spectacular year with spreads recovering as investors gained confidence in refinancing properties at more palpable rates. RMBS also faced pressure but traded directionally with interest rates, with additional spread aiding relative performance. Our overweight in seasoned low dollar low coupon as well as 5% and 5.5% aided the portfolio's yield carry and convexity profile. Lower coupons benefitted from the decline in interest rates while higher coupons faced pressure due to increased refinancing. ABS added to relative returns mainly from security selection. Despite spreads widening on robust supply up 10% year-over-year, our selection in high-quality student loans and autos fixed paper overcame sector pressures, adding marginal outperformance.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	MetLife Core Plus Fund, I Class Shares - $5829300	Bloomberg U.S. Aggregate Bond Index (USD) - $5750191
Dec/14	$5000000	$5000000
Oct/15	$4992028	$5057157
Oct/16	$5257430	$5278180
Oct/17	$5385393	$5325804
Oct/18	$5292364	$5216442
Oct/19	$5894946	$5816820
Oct/20	$6258918	$6176725
Oct/21	$6277410	$6147201
Oct/22	$5217576	$5183165
Oct/23	$5227449	$5201615
Oct/24	$5829300	$5750191

Since its inception on December 31, 2014. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 800-252-4993 or visit https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
MetLife Core Plus Fund, I Class Shares	11.51%	-0.22%	1.57%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.43%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$97,780,185	300	$218,459	310%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Foreign Government Bond	0.3%
Municipal Bond	0.4%
Consumer Discretionary	1.2%
Consumer Staples	1.4%
Materials	1.4%
Health Care	2.0%
Short-Term Investments	2.2%
Industrials	2.4%
Information Technology	2.5%
Utilities	3.5%
Communication Services	3.9%
Energy	4.0%
Asset-Backed Securities	6.8%
Financials	13.2%
U.S. Treasury Obligations	17.6%
Mortgage-Backed Securities	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	05/15/54	3.3%
U.S. Treasury Notes	3.875%	10/15/27	2.8%
U.S. Treasury Bonds	4.625%	05/15/44	2.3%
U.S. Treasury Bonds	4.125%	08/15/44	1.9%
U.S. Treasury Notes	3.625%	09/30/31	1.8%
U.S. Treasury Bonds	3.125%	05/15/48	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
FNMA	2.000%	06/01/51	1.3%
FNMA	3.000%	08/01/50	1.1%
FHLMC	5.000%	01/01/53	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund / I Class Shares - LPCIX

Annual Shareholder Report: October 31, 2024

MIM-AR-TSR-2024-2

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund

R Class Shares - LPCYX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about R Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/. You can also request this information by contacting us at 800-252-4993.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, R Class Shares	$47	0.45%

How did the Fund perform in the last year?

The overweight to spread sectors and underweight allocation to US Treasuries aided relative performance over the year. Corporate spread sectors were the largest contributors of active performance led by security selection across Financial and Industrials. Despite heightened volatility mainly from interest rates, spreads were contained and tightened to near decade lows. Our overweight to mortgages has been based on attractive value relative to short dated corporates. At the same time, we view the allocation to MBS as a complementary dampener to spread volatility should corporate spreads experience stress. For example, as corporate spreads widened dramatically during early August, RMBS only widened by 2 basis points and outperformed corporate credit. While MBS continued to perform well versus UST for the balance of the third, corporate bonds found their footing and quickly recovered. The risk unwind was brief, but it demonstrated the value of having a conservative spread asset in portfolios that provides both income and downside protection. Furthermore, the dis-inversion of the yield curve was welcomed, and we closely monitor potential shifts in monetary policy as normalization will benefit our Mortgage-Backed holdings. Overall, investment grade corporates led the bulk of outperformance driven by security selection within Industrials and an overweight to Financials. In Non-Cyclicals, an overweight to Tobacco issuers and selection in Food & Beverage aided strong performance. Selection in Technology, particularly an underweight, helped relative performance. Communications was another segment with positive selection decisions. Earlier laggards in Media & Entertainment recovered from weakness, aiding relative performance. We missed the underweight to Cyclicals and higher beta segments benefitting from the broad market rally. In Utilities, our short duration bias weighed on relative performance as longer duration segments benefited from the rally in rates. In Financials, our overweight in shorter maturities within Banking was supported by GSIBs and Yankee banks, with positive contributions from Life Insurance and Brokerage/Asset Manager/Exchanges subsectors. A small allocation to High Yield securities, which competes strongly with investment grade peers, added strong relative performance, accounting for nearly 30% of total outperformance despite only a 2% allocation. In spite of high interest rates, CMBS had a spectacular year with spreads recovering as investors gained confidence in refinancing properties at more palpable rates. RMBS also faced pressure but traded directionally with interest rates, with additional spread aiding relative performance. Our overweight in seasoned low dollar low coupon as well as 5% and 5.5% aided the portfolio's yield carry and convexity profile. Lower coupons benefitted from the decline in interest rates while higher coupons faced pressure due to increased refinancing. ABS added to relative returns mainly from security selection. Despite spreads widening on robust supply up 10% year-over-year, our selection in high-quality student loans and autos fixed paper overcame sector pressures, adding marginal outperformance.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	MetLife Core Plus Fund, R Class Shares - $5159997	Bloomberg U.S. Aggregate Bond Index (USD) - $5750191
Dec/14	$5000000	$5000000
Oct/15	$5002689	$5057157
Oct/16	$5268316	$5278180
Oct/17	$5380517	$5325804
Oct/18	$5282032	$5216442
Oct/19	$5654619	$5816820
Oct/20	$5776362	$6176725
Oct/21	$5819126	$6147201
Oct/22	$4832256	$5183165
Oct/23	$4759016	$5201615
Oct/24	$5159997	$5750191

Since its inception on December 31, 2014. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 800-252-4993 or visit https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
MetLife Core Plus Fund, R Class Shares	8.43%	-1.81%	0.32%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.43%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$97,780,185	300	$218,459	310%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Foreign Government Bond	0.3%
Municipal Bond	0.4%
Consumer Discretionary	1.2%
Consumer Staples	1.4%
Materials	1.4%
Health Care	2.0%
Short-Term Investments	2.2%
Industrials	2.4%
Information Technology	2.5%
Utilities	3.5%
Communication Services	3.9%
Energy	4.0%
Asset-Backed Securities	6.8%
Financials	13.2%
U.S. Treasury Obligations	17.6%
Mortgage-Backed Securities	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	05/15/54	3.3%
U.S. Treasury Notes	3.875%	10/15/27	2.8%
U.S. Treasury Bonds	4.625%	05/15/44	2.3%
U.S. Treasury Bonds	4.125%	08/15/44	1.9%
U.S. Treasury Notes	3.625%	09/30/31	1.8%
U.S. Treasury Bonds	3.125%	05/15/48	1.5%
U.S. Treasury Bonds	4.250%	08/15/54	1.4%
FNMA	2.000%	06/01/51	1.3%
FNMA	3.000%	08/01/50	1.1%
FHLMC	5.000%	01/01/53	1.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  800-252-4993

  https://investments.metlife.com/investment-strategies/fixed-income/core-based-fixed-income/core-plus/tsr/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-252-4993 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

MetLife Core Plus Fund / R Class Shares - LPCYX

Annual Shareholder Report: October 31, 2024

MIM-AR-TSR-2024-1

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$734,463	None	None	$717,900	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$559,700(2)	None	None	$807,756(2)
(d)	All Other Fees	None	None	$10,530(4)	None	None	$7,535(4)

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$113,052	None	None	$137,200	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$30,000	None	None	$30,624	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by KPMG (“KPMG”) related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,000	None	None	$363,625	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	$154,000(3)	None	None	$282,908(3)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Non-audit fees consist of SSAE No. 18 report over investment management activities and non-statutory audit reports of Legal & General Investment Management America, Inc.

(4)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;
2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	FYE October 31, 2024	FYE October 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

	FYE October 31, 2024	FYE October 31,2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $570,230 and $815,291 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $154,000 and $282,908 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

MetLife Core Plus Fund

Annual Financials and Other Information

October 31, 2024

Investment Adviser:

MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	34
Notice to Shareholders (Unaudited)	35

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 36.1%
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 32.4%
FHLMC
2.000%, 01/01/37 to 05/01/52	$2,039,929	$1,673,974
2.500%, 11/01/51 to 01/01/52	1,190,261	1,004,682
3.000%, 12/01/47	60,729	53,369
3.500%, 11/01/48	267,405	243,822
4.000%, 09/01/48	53,306	49,989
4.500%, 07/01/52	606,175	589,100
5.000%, 01/01/53 to 04/01/53	1,544,749	1,506,462
5.500%, 11/01/52 to 06/01/54	2,060,424	2,054,704
6.000%, 01/01/53 to 04/01/54	1,330,885	1,357,326
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	28,539	25,788
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	133,418	139,119
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	11,295	11,365
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	30,595	27,967
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	123,621	110,483
FNMA
1.850%, 09/01/35	248,316	212,493
2.000%, 05/01/36 to 12/01/51	6,262,085	5,102,824
2.500%, 06/01/37 to 04/01/52	4,128,382	3,535,900
3.000%, 12/01/31 to 12/01/51	3,574,591	3,186,514
3.040%, 01/01/28	160,195	152,736
3.500%, 07/01/43 to 04/01/52	2,170,572	1,984,204
4.000%, 03/01/48 to 05/01/52	498,156	466,791
4.500%, 06/01/52 to 09/01/52	826,186	801,024
5.000%, 02/01/31 to 05/01/54	1,066,445	1,049,237
5.500%, 12/01/39 to 08/01/54	1,795,012	1,784,552
6.000%, 02/01/54 to 05/01/54	728,749	736,235

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	$1,115	$1,128
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	2,587	2,606
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	13,186	13,900
FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	323,304	291,781
GNMA
2.000%, 02/20/51	1,041,291	850,123
2.500%, 04/20/51 to 11/20/51	1,225,329	1,032,887
3.000%, 04/20/50	237,730	209,389
4.000%, 04/20/49 to 04/20/52	1,254,862	1,176,814
4.490%, 01/20/67 (A)	35,983	35,221
5.000%, 07/20/53	276,449	270,395
GNMA, Ser 2010-H14, Cl BI, IO
1.480%, 07/20/60 (A)(B)	1,713	171
GNMA, Ser 2017-H16, Cl PT
4.690%, 05/20/66 (A)	69	69

		31,745,144
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (C)	331,081	327,116
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/54 (A)(C)	360,000	296,153
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	65,760
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	185,000	165,068
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.444%, 05/15/55 (A)	205,000	185,588

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	$85,000	$79,851
CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (C)	125,000	112,678
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (C)	362,396	314,841
GPMT, Ser 2021-FL3, Cl A
6.124%, TSFR1M + 1.364%, 07/16/35 (A) (C)	169,986	167,906
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	330,000	300,969
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (C)	266,570	252,038
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.321%, 05/15/48 (A)	210,000	193,581
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A) (C)	380,000	369,781
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.018%, 10/25/48 (A) (C)	321,088	313,672
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (C)	65,288	62,304
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	425,000	380,316

		3,587,622
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $38,048,518)		35,332,766

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

CORPORATE OBLIGATIONS — 35.7%
	Face Amount	Value
COMMUNICATION SERVICES — 3.9%
AT&T
3.500%, 06/01/41	$240,000	$188,151
3.550%, 09/15/55	285,000	197,831
6.000%, 11/15/34	20,000	20,538
Charter Communications Operating
6.100%, 06/01/29	185,000	188,942
6.150%, 11/10/26	320,000	326,826
Frontier Communications Holdings
6.000%, 01/15/30 (C)	330,000	322,942
Meta Platforms
4.450%, 08/15/52	135,000	118,592
5.400%, 08/15/54	155,000	155,708
5.550%, 08/15/64	180,000	182,452
Paramount Global
5.900%, 10/15/40	175,000	151,911
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	201,964
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	470,000	435,130
Rakuten Group
9.750%, 04/15/29 (C)	445,000	481,268
Time Warner Cable
5.875%, 11/15/40	330,000	291,474
T-Mobile USA
4.500%, 04/15/50	160,000	135,861
Verizon Communications
4.016%, 12/03/29	176,000	169,298
Warnermedia Holdings
5.141%, 03/15/52	285,000	214,667
		3,783,555
CONSUMER DISCRETIONARY — 1.2%
Ford Motor Credit
6.050%, 03/05/31	320,000	321,970
6.054%, 11/05/31	245,000	245,000
General Motors Financial
5.950%, 04/04/34	265,000	270,232
Hyundai Capital America
5.400%, 01/08/31 (C)	105,000	105,972

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Resorts World Las Vegas
4.625%, 04/06/31 (C)	$270,000	$229,035
		1,172,209
CONSUMER STAPLES — 1.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	115,000	107,365
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	125,000	127,133
BAT Capital
4.390%, 08/15/37	280,000	244,060
5.834%, 02/20/31	190,000	196,007
JBS USA LUX
6.500%, 12/01/52	215,000	221,078
Philip Morris International
5.125%, 02/15/30	275,000	278,389
Reynolds American
7.250%, 06/15/37	80,000	89,092
8.125%, 05/01/40	45,000	53,141
		1,316,265
ENERGY — 4.0%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	263,000	247,725
Continental Resources
2.268%, 11/15/26 (C)	320,000	301,845
Devon Energy
7.875%, 09/30/31	145,000	165,232
Energy Transfer
5.250%, 04/15/29	440,000	443,891
5.950%, 05/15/54	165,000	162,525
6.400%, 12/01/30	340,000	360,462
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (C)	359,373	340,611
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (C)	230,000	230,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Hess
5.800%, 04/01/47	$215,000	$218,068
6.000%, 01/15/40	365,000	382,180
HF Sinclair
5.000%, 02/01/28	275,000	272,264
Sabine Pass Liquefaction
5.000%, 03/15/27	255,000	255,554
Tennessee Gas Pipeline
2.900%, 03/01/30 (C)	110,000	98,322
8.375%, 06/15/32	135,000	155,647
Venture Global LNG
9.875%, 02/01/32 (C)	230,000	251,051
		3,885,377
FINANCIALS — 13.2%
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/35 (A)	50,000	49,905
Aon North America
5.450%, 03/01/34	295,000	299,475
Athene Holding
4.125%, 01/12/28	465,000	452,775
Avolon Holdings Funding
5.750%, 11/15/29 (C)	245,000	248,814
5.750%, 03/01/29 (C)	160,000	162,308
6.375%, 05/04/28 (C)	160,000	165,308
Banco Santander
1.722%, H15T1Y + 0.900%, 09/14/27 (A)	200,000	188,249
Bank of America
4.571%, SOFRRATE + 1.830%, 04/27/33 (A)	375,000	361,330
5.468%, SOFRRATE + 1.650%, 01/23/35 (A)	320,000	324,757
Bank of Nova Scotia
4.900%, H15T5Y + 4.551% (A) (D)	540,000	535,001
Barclays
4.375%, 01/12/26	570,000	566,492
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/30 (A) (C)	270,000	273,803
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/27 (A) (C)	370,000	373,494

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Cantor Fitzgerald
4.500%, 04/14/27 (C)	$220,000	$215,435
CI Financial
3.200%, 12/17/30	540,000	457,455
Citigroup
2.561%, SOFRRATE + 1.167%, 05/01/32 (A)	290,000	248,175
5.174%, SOFRRATE + 1.364%, 02/13/30 (A)	445,000	447,992
5.610%, SOFRRATE + 1.546%, 09/29/26 (A)	280,000	281,529
8.125%, 07/15/39	165,000	208,239
Constellation Insurance
6.800%, 01/24/30 (C)	380,000	374,721
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/33 (A) (C)	375,000	342,710
Credit Suisse Group
7.500%, USSW5 + 4.598% (C) (D)	725,000	72,500
Deutsche Bank NY
4.999%, SOFRRATE + 1.700%, 09/11/30 (A)	290,000	285,499
6.819%, SOFRRATE + 2.510%, 11/20/29 (A)	135,000	142,305
F&G Global Funding
1.750%, 06/30/26 (C)	295,000	278,396
Farmers Exchange Capital III
5.454%, US0003M + 3.454%, 10/15/54 (A) (C)	335,000	302,172
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/64 (A) (C)	170,000	172,300
Goldman Sachs Capital I
6.345%, 02/15/34	445,000	465,341
Goldman Sachs Group
2.383%, SOFRRATE + 1.248%, 07/21/32 (A)	295,000	248,665
HSBC Holdings
5.733%, SOFRRATE + 1.520%, 05/17/32 (A)	370,000	379,232
Jackson Financial
3.125%, 11/23/31	390,000	333,894
JPMorgan Chase
1.045%, SOFRRATE + 0.800%, 11/19/26 (A)	290,000	278,539
5.766%, SOFRRATE + 1.490%, 04/22/35 (A)	280,000	291,405
Mercury General
4.400%, 03/15/27	314,000	307,786

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund October 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/26 (A)	$425,000	$425,725
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/27 (A)	265,000	252,640
5.466%, SOFRRATE + 1.730%, 01/18/35 (A)	210,000	212,740
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34 (A)	290,000	290,431
5.831%, SOFRRATE + 1.580%, 04/19/35 (A)	185,000	192,274
Nasdaq
5.550%, 02/15/34	195,000	199,277
NatWest Group
1.642%, H15T1Y + 0.900%, 06/14/27 (A)	275,000	261,108
7.472%, H15T1Y + 2.850%, 11/10/26 (A)	315,000	322,515
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660% (A) (C) (D)	225,000	215,124
SBL Holdings
7.200%, 10/30/34 (C)	115,000	111,492
Societe Generale MTN
7.367%, 01/10/53 (C)	125,000	127,548
Wells Fargo
5.418%, TSFR3M + 0.762%, 01/15/27 (A)	205,000	201,966
		12,948,841
HEALTH CARE — 2.0%
Amgen
5.650%, 03/02/53	95,000	95,573
6.375%, 06/01/37	245,000	268,715
Biocon Biologics Global
6.670%, 10/09/29 (C)	130,000	128,219
CVS Health
1.875%, 02/28/31	305,000	248,519
5.050%, 03/25/48	430,000	370,973
HCA
3.500%, 09/01/30	240,000	220,132
5.250%, 06/15/49	255,000	231,094
Horizon Mutual Holdings
6.200%, 11/15/34 (C)	305,000	304,189

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
UnitedHealth Group
5.375%, 04/15/54	$185,000	$181,867
		2,049,281
INDUSTRIALS — 2.4%
AerCap Ireland Capital DAC
3.000%, 10/29/28	185,000	171,731
4.950%, 09/10/34	375,000	361,093
Air Lease MTN
3.000%, 02/01/30	220,000	198,599
BAE Systems
5.250%, 03/26/31 (C)	220,000	223,672
Boeing
2.196%, 02/04/26	265,000	255,206
6.298%, 05/01/29 (C)	245,000	253,748
Regal Rexnord
6.050%, 02/15/26	300,000	303,142
United Airlines
4.375%, 04/15/26 (C)	615,000	604,376
		2,371,567
INFORMATION TECHNOLOGY — 2.5%
Broadcom
3.419%, 04/15/33 (C)	109,000	96,037
4.800%, 10/15/34	345,000	333,630
4.926%, 05/15/37 (C)	212,000	203,301
Hewlett Packard Enterprise
5.000%, 10/15/34	360,000	349,345
Intel
3.050%, 08/12/51	150,000	90,854
Kyndryl Holdings
2.050%, 10/15/26	230,000	217,802
Oracle
3.600%, 04/01/40	110,000	87,610
3.800%, 11/15/37	400,000	339,513
6.900%, 11/09/52	120,000	138,020
Sprint Capital
8.750%, 03/15/32	225,000	272,034

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Vontier
1.800%, 04/01/26	$330,000	$314,978
		2,443,124
MATERIALS — 1.4%
Anglo American Capital
5.750%, 04/05/34 (C)	325,000	332,237
Braskem Netherlands Finance BV
8.000%, 10/15/34 (C)	200,000	199,500
Celanese US Holdings
6.550%, 11/15/30	260,000	272,446
First Quantum Minerals
8.625%, 06/01/31 (C)	560,000	566,515
		1,370,698
REAL ESTATE — 0.2%
Sabra Health Care
3.900%, 10/15/29	245,000	227,845

UTILITIES — 3.5%
Brooklyn Union Gas
6.415%, 07/18/54 (C)	215,000	225,698
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (C)	250,900	256,477
Duke Energy Ohio
5.250%, 04/01/33	225,000	228,349
Electricite de France
6.000%, 04/22/64 (C)	295,000	288,612
Louisville Gas and Electric
5.450%, 04/15/33	275,000	282,545
NextEra Energy Capital Holdings
5.250%, 03/15/34	220,000	220,948
NiSource
5.350%, 04/01/34	245,000	245,761
Pacific Gas and Electric
2.100%, 08/01/27	355,000	330,203
5.800%, 05/15/34	235,000	241,677
6.100%, 01/15/29	315,000	327,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Virginia Electric and Power
5.000%, 04/01/33	$282,000	$280,067
5.000%, 01/15/34	220,000	218,059
Virginia Power Fuel Securitization
5.088%, 05/01/27	205,000	206,083
		3,351,554
TOTAL CORPORATE OBLIGATIONS
(Cost $36,604,873)		34,920,316

U.S. TREASURY OBLIGATIONS — 17.6%

U.S. Treasury Bonds
3.125%, 05/15/48	1,810,000	1,419,365
4.125%, 08/15/44	1,935,000	1,817,086
4.250%, 08/15/54	1,410,000	1,356,905
4.625%, 05/15/44 to 05/15/54 (E)	5,420,000	5,505,509
U.S. Treasury Notes
3.500%, 09/30/29	80,000	77,694
3.625%, 09/30/31	1,860,000	1,793,447
3.875%, 10/15/27 to 08/15/34	3,435,000	3,395,241
4.125%, 10/31/31	495,000	492,138
4.375%, 07/15/27	910,000	915,545
4.500%, 05/15/27	430,000	433,678
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,439,069)		17,206,608

ASSET-BACKED SECURITIES — 6.8%

AccessLex Institute, Ser 2007-A, Cl A3
5.633%, TSFR3M + 0.562%, 05/25/36 (A)	142,277	139,588
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (C)	100,000	100,359
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/28	275,000	277,625
BMO Mortgage Trust, Ser 2024-C8, Cl A5
5.598%, 03/15/57 (A)	170,000	175,888

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
6.495%, TSFR1M + 1.691%, 08/15/39 (A) (C)	$145,000	$145,227
Chase Home Lending Mortgage Trust, Ser 2024-3, Cl A4
6.000%, 02/25/55 (A) (C)	381,768	381,006
Chase Home Lending Mortgage Trust, Ser 2024-7, Cl A4
6.000%, 06/25/55 (A) (C)	141,950	141,741
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (C)	173,902	162,970
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (C)	191,178	170,636
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/29 (C)	315,000	319,951
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (C)	329,370	331,742
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (C)	162,710	165,505
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (C)	130,000	130,707
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/36 (C) (F)	380,000	382,703
HIH Trust, Ser 61P, Cl A
6.792%, TSFR1M + 1.842%, 10/15/41 (A) (C)	230,000	229,713
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (C)	35,388	34,162
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (C)	281,961	261,548
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/29	100,000	100,145
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (C)	5,756	5,739
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (C)	19,379	19,139
LEX 2024-BBG Mortgage Trust, Ser BBG, Cl A
4.874%, 10/13/33 (A) (C)	320,000	313,949
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (C)	26,139	24,810
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/29 (C)	98,129	98,542

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Octane Receivables Trust, Ser 2024-2A, Cl A2
5.800%, 07/20/32 (C)	$120,000	$121,073
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	29,599	28,486
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	94,942	87,652
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/27 (C)	120,000	121,416
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (C)	205,000	204,482
Scholar Funding Trust, Ser 2011-A, Cl A
6.339%, SOFR90A + 1.162%, 10/28/43 (A) (C)	249,062	246,919
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (C)	220,000	220,937
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (C)	250,755	230,886
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (C)	329,337	301,843
South Carolina Student Loan, Ser 2015-A, Cl A
6.352%, TSFR1M + 1.614%, 01/25/36 (A)	196,826	196,928
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (C)	225,000	224,454
Verizon Master Trust, Ser 2024-6, Cl A1A
4.170%, 08/20/30	245,000	242,875
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (C)	200,000	200,233
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (C)	115,000	114,863
TOTAL ASSET-BACKED SECURITIES
(Cost $6,734,966)		6,656,442

SHORT-TERM INVESTMENTS — 2.2%
American Electric Power

5.699%, 08/15/2025	215,000	216,158
Celanese US Holdings
6.050%, 03/15/2025	130,000	130,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

SHORT-TERM INVESTMENTS — continued

	Face Amount	Value
NextEra Energy Capital Holdings
6.051%, 03/01/2025	$260,000	$260,846
Principal Life Global Funding II
2.250%, 11/21/2024	330,000	329,461
Royalty Pharma
1.200%, 09/02/2025	230,000	223,039
Societe Generale
2.625%, 01/22/2025	520,000	516,934
UBS
3.700%, 02/21/2025	280,000	278,951
UBS Group
3.750%, 03/26/2025	160,000	159,327
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,119,539)		2,115,106

MUNICIPAL BOND — 0.4%

GEORGIA — 0.4%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
6.637%, 04/01/57	361,000	400,836
TOTAL MUNICIPAL BONDS
(Cost $533,831)		400,836

FOREIGN GOVERNMENT BOND — 0.3%

COLOMBIA — 0.3%
Colombia Government International Bond
7.750%, 11/07/36	270,000	265,215
TOTAL FOREIGN GOVERNMENT BOND
(Cost $268,960)		265,215
TOTAL INVESTMENTS — 99.1%
(Cost $101,749,756)		$96,897,289

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

Open futures contracts held by the Fund at October 31, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	24	Dec-2024	$4,983,500	$4,942,688	$(40,812)
U.S. 5-Year Treasury Notes	70	Dec-2024	7,677,583	7,506,406	(171,177)
			$12,661,083	$12,449,094	$(211,989)
Short Contracts
Ultra 10-Year U.S. Treasury Notes	(37)	Dec-2024	$(4,373,684)	$(4,208,750)	$164,934
			$8,287,399	$8,240,344	$(47,055)

Percentages are based on Net Assets of $97,780,185.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities considered illiquid. The total value of such securities as of October 31, 2024 was $171 and represented 0.0% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at October 31, 2024 was $17,949,891 and represents 18.4% of Net Assets.
(D)	Perpetual security with no stated maturity date.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year Rate

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR90A — Secured Overnight Financing Rate 90-day Average

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — One Month Term Secured Overnight Financing Rate

TSFR3M — Three Month Term Secured Overnight Financing Rate

US0003M — ICE LIBOR USD 3 Month

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$35,332,766	$—	$35,332,766
Corporate Obligations	—	34,920,316	—	34,920,316
U.S. Treasury Obligations	—	17,206,608	—	17,206,608
Asset-Backed Securities	—	6,656,442	—	6,656,442
Short-Term Investments	—	2,115,106	—	2,115,106
Municipal Bond	—	400,836	—	400,836
Foreign Government Bond	—	265,215	—	265,215
Total Investments in Securities	$—	$96,897,289	$—	$96,897,289

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$164,934	$–	$–	$164,934
Unrealized Depreciation	(211,989)	–	–	(211,989)
Total Other Financial Instruments	$(47,055)	$–	$–	$(47,055)

*	Futures contracts are valued at the unrealized appreciation(depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

October 31, 2024

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $101,749,756)	$96,897,289
Cash and Cash Equivalents	439,784
Dividends and Interest Receivable	773,680
Receivable for Investment Securities Sold	511,980
Initial Margin for Futures Contracts	189,304
Reclaims Receivable	14,444
Variation Margin Receivable	6,938
Prepaid Expenses	7,144
Total Assets	98,840,563
Liabilities:
Payable for Investment Securities Purchased	933,142
Variation Margin Payable	11,531
Payable due to Administrator	8,847
Chief Compliance Officer Fees Payable	5,380
Payable due to Trustees	4,910
Investment Advisory Fees Payable	3,097
Other Accrued Expenses	93,471
Total Liabilities	1,060,378
Commitments and Contingencies†
Net Assets	$97,780,185
NET ASSETS CONSIST OF:
Paid-in Capital	$159,659,472
Total Accumulated Losses	(61,879,287)
Net Assets	$97,780,185
I Class Shares
Net Assets	$97,780,179
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,363,599
Net Asset Value, Offering and Redemption Price Per Share	$8.60
R Class Shares
Net Assets	$6
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1
Net Asset Value, Offering and Redemption Price Per Share	$7.48	*

†	See Note 5 in the Notes to Financial Statements.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

For the Year Ended

October 31, 2024

STATEMENT OF OPERATIONS

Investment Income
Dividends and Interest	$6,937,937
Less: Foreign Taxes Withheld	(2,661)
Total Investment Income	6,935,276
Expenses
Investment Advisory Fees	630,716
Administration Fees	157,730
Trustees' Fees	17,803
Chief Compliance Officer Fees	9,503
Transfer Agent Fees	80,461
Pricing Fees	46,857
Registration Fees	38,802
Legal Fees	38,325
Audit Fees	38,082
Custodian Fees	20,010
Printing Fees	19,369
Insurance and Other Expenses	24,165
Total Expenses	1,121,823
Less:
Investment Advisory Fees Waived	(412,257)
Net Expenses	709,566
Net Investment Income	6,225,710
Net Realized Gain (Loss) on:
Investments	(9,799,681)
Futures Contracts	104,613
Foreign Currency Transactions	3
Net Realized Loss	(9,695,065)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	25,072,676
Futures Contracts	279,989
Net Change in Unrealized Appreciation	25,352,665

Net Realized Loss and Net Change in Unrealized Appreciation	15,657,600

Net Increase in Net Assets Resulting from Operations	$21,883,310

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2024	2023
Operations:
Net Investment Income	$6,225,710	$9,154,313
Net Realized Loss	(9,695,065)	(22,183,530)
Net Change in Unrealized Appreciation	25,352,665	15,607,230
Net Increase in Net Assets Resulting from Operations	21,883,310	2,578,013
Distributions:
I Class Shares	(6,690,249)	(9,126,133)
Total Distributions	(6,690,249)	(9,126,133)
Capital Share Transactions:
I Class Shares:
Issued	9,960,319	31,318,032
Reinvestment of Dividends	6,690,248	9,121,920
Redeemed	(173,382,173)	(87,602,816)
Decrease from I Class Shares Capital Share Transactions	(156,731,606)	(47,162,864)
R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—
Increase from R Class Shares Capital Share Transactions	—	—
Net Decrease in Net Assets from Capital Share Transactions	(156,731,606)	(47,162,864)
Total Decrease in Net Assets	(141,538,545)	(53,710,984)
Net Assets:
Beginning of Year	239,318,730	293,029,714
End of Year	$97,780,185	$239,318,730

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year Ended	Year Ended
	October 31,	October 31,
	2024	2023
Shares Issued and Redeemed:
I Class Shares:
Issued	1,174,036	3,692,616
Reinvestment of Dividends	774,979	1,073,778
Redeemed	(20,211,028)	(10,180,547)
Decrease in Shares Outstanding from I Class Share Transactions	(18,262,013)	(5,414,153)
R Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—
Increase in Shares Outstanding from R Class Share Transactions	—	—
Net Decrease in Shares Outstanding from Share Transactions	(18,262,013)	(5,414,153)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share
Outstanding Throughout Each Year

	I Class Shares
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Year	$8.08	$8.36	$10.26	$10.42	$10.36
Income from Operations:
Net Investment Income(1)	0.34	0.30	0.19	0.12	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.58	(0.27)	(1.91)	(0.09)	0.39
Total from Operations	0.92	0.03	(1.72)	0.03	0.62
Dividends and Distributions from:
Net Investment Income	(0.40)	(0.31)	(0.18)	(0.13)	(0.26)
Net Realized Gains	—	—	—	(0.06)	(0.30)
Total Dividends and Distributions	(0.40)	(0.31)	(0.18)	(0.19)	(0.56)
Net Asset Value, End of Year	$8.60	$8.08	$8.36	$10.26	$10.42
Total Return †	11.51%	0.19%	(16.88)%	0.30%	6.17%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$97,780	$239,319	$293,030	$302,163	$100,285
Ratio of Expenses to Average Net Assets‡	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	0.71%	0.64%	0.62%	0.64%	1.22%
Ratio of Net Investment Income to Average Net Assets	3.95%	3.54%	2.07%	1.20%	2.24%
Portfolio Turnover Rate†	310%	254%	329%	463%	300%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share data calculated using average shares method.

†	Total return and portfolio turnover rate are for the period indicated. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The share class is expected to run at the expense limit of 0.45%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share
Outstanding Throughout Each Year

	R Class Shares
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Year	$7.27	$7.68	$9.45	$9.57	$9.92
Income from Operations:
Net Investment Income (Loss)(1)	0.34	0.31	0.22	0.16	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.27	(0.41)	(1.81)	(0.09)	0.21
Total from Operations	0.61	(0.10)	(1.59)	0.07	0.20
Dividends and Distributions from:
Net Investment Income	(0.40)	(0.31)	(0.18)	(0.13)	(0.25)
Net Realized Gains	—	—	—	(0.06)	(0.30)
Total Dividends and Distributions	(0.40)	(0.31)	(0.18)	(0.19)	(0.55)
Net Asset Value, End of Year	$7.48	$7.27	$7.68	$9.45	$9.57
Total Return †	8.43%	(1.52)%	(16.96)%	0.74%	2.05%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets‡	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	0.71%	0.64%	0.62%	0.64%	1.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.40%	3.99%	2.52%	1.65%	(0.11)%
Portfolio Turnover Rate†	310%	254%	329%	463%	300%

Amounts designated as “—” are $0 or round to $0.

(1)	Per share data calculated using average shares method.

†	Total return and portfolio turnover rate are for the period indicated. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	The share class is expected to run at the expense limit of 0.70% when assets are contributed. Amounts have been revised to reflect an estimation based on I Class Shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the MetLife Core Plus Fund (the “Fund”). The Fund is diversified and its investment objective is to seek to maximize capital appreciation and income. The Fund invests in a portfolio of investment grade, U.S. fixed income securities of any maturity or duration. The Fund also may invest up to 20% of its net assets in any combination of high yield bonds (also known as “junk bonds”) and non-U.S. fixed income securities, including emerging market bonds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2024, there were no such fair valued securities.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classifications, refer to the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s state tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds managed by the trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — The Fund utilized futures contracts during the period ended October 31, 2024. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2024.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

The fair value of derivative instruments as of October 31, 2024, was as follows:

Asset Derivatives				Liability Derivatives
Statement of Assets and Liabilities		Fair Value		Statement of Assets and Liabilities		Fair Value
Interest Rate contracts	Net Assets – Unrealized appreciation on Futures Contracts	$164,934	*	Interest Rate contracts	Net Assets – Unrealized depreciation on Futures Contracts	$(211,989)	*
Total		$164,934				$(211,989)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2024, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Futures Contracts	Total
Interest Rate Contracts	$104,613	$104,613
Total	$104,613	$104,613

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Futures Contracts	Total
Interest Rate Contracts	$279,989	$279,989
Total	$279,989	$279,989

The following discloses the volume of the Fund’s forward futures contracts activity during the period ended October 31, 2024. For the period ended October 31, 2024, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$16,610,199
Average Quarterly Notional Balance Short	$(3,499,020)

4. Transactions with Affiliates:

All officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board. For the year ended October 31, 2024, the Fund paid $17,803 and $9,503 for Trustees' Fees and Chief Compliance Officer Fees, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

5. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2024, the Fund incurred and paid $157,730 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the Fund’s R Class Shares’ average net assets. For the period ended October 31, 2024, the R Class Shares incurred no shareholder servicing fees.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under this Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, MetLife Investment Management, LLC, (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.45% of the Fund’s I Class Shares’ average daily net assets and 0.70% of the Fund’s R Class Shares’ average daily net assets until February 28, 2025. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. Refer to investment advisory fees waived on the Statement of Operations for fees waived for the period ended October 31, 2024. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual operating expenses and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of October 31, 2024, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future recapture to the Adviser were $511,559, expiring in 2024, $536,551, expiring in 2025, and $412,257, expiring in 2026. The Adviser is a wholly owned subsidiary of MetLife, Inc., a publicly held company. During the period ended October 31, 2024, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2024, were as follows:

	U.S. Government	Other	Total
Purchases	$409,518,481	$61,183,550	$470,702,031
Sales	501,939,685	119,743,713	621,683,398

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of foreign currency translations, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, and Perpetual Bond adjustment. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2024.

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Total
2024	$6,690,249	$6,690,249
2023	9,126,133	9,126,133

As of October 31, 2024, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$387,896
Capital Loss Carryforwards Short-Term*	(15,142,368)
Capital Loss Carryforwards Long-Term*	(42,009,979)
Unrealized Depreciation	(5,049,562)
Other Temporary Differences	(65,274)
Total Accumulated Losses	$(61,879,287)

*	The Fund’s utilization of carryforwards will be subject to annual imitations.

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2024, the Fund did not utilize capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2024, were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$101,946,851	$548,556	$(5,598,118)	$(5,049,562)

Tax cost on investment is different than book cost because of wash sale adjustments.

9. Concentration of Shareholders:

At October 31, 2024, 100% of I Class Shares total shares outstanding were held by two record shareholders and 100% of R Class Shares total shares outstanding were held by one record related party shareholder, owning 10% or greater of the aggregate total shares outstanding. These are comprised of omnibus accounts that are held on behalf of various individual shareholders.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Liquidity Risk — Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Issuer Risk — The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

Unrated Securities Risk — Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Call Risk — The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected. Such sooner-than-expected principal payments may reduce the returns of the Fund because of loss of expected future interest payments on the principal amount paid back early and requires the Fund to invest the proceeds at generally lower interest rates.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described elsewhere in this section. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

High Yield Bond Risk — High yield, or “junk,” bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

11. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. New Accounting Pronouncement:

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders of MetLife Core Plus Fund and the Board of Trustees of The Advisors’ Inner Circle Fund III:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of MetLife Core Plus Fund (the “Fund”), one of the funds constituting The Advisors’ Inner Circle Fund III, including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material aspects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

New York, New York

December 20, 2024

We have served as the auditor of one or more of The Advisors’ Inner Circle Fund III investment companies since 2017.

THE ADVISORS’ INNER CIRCLE FUND III	MetLife Core Plus Fund
October 31, 2024
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	0.00%	0.00%	21.09%	99.49%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2024. Complete information will be computed and reported with your 2024 Form 1099-DIV.

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NOTES

MetLife Core Plus Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-800-252-4993

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112-0015

This information must be preceded or accompanied by a current prospectus for the Fund described.

MIM-AR-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025